Lines of Credit, Promissory Notes, and Notes Payable (Details) - Summary of Promissory Notes - USD ($) $ in Thousands	Dec. 31, 2014	Oct. 31, 2014	Sep. 12, 2014	Aug. 29, 2014	May. 08, 2014
Lines of Credit, Promissory Notes, and Notes Payable [Line Items]
Amount issued	$ 1,297
CorrectMed [Member]
Lines of Credit, Promissory Notes, and Notes Payable [Line Items]
Amount issued					$ 465
Interest rate					5.00%
Bay Walk-In Clinic Inc [Member]
Lines of Credit, Promissory Notes, and Notes Payable [Line Items]
Amount issued				$ 289
Mid-South Urgent Care Inc [Member]
Lines of Credit, Promissory Notes, and Notes Payable [Line Items]
Amount issued			$ 170
Interest rate			5.00%
Med Help [Member]
Lines of Credit, Promissory Notes, and Notes Payable [Line Items]
Amount issued		$ 87
Interest rate		5.00%
Stat Medical Care [Member]
Lines of Credit, Promissory Notes, and Notes Payable [Line Items]
Amount issued	$ 51
Interest rate	5.00%
Note Payable 1 [Member] | Bay Walk-In Clinic Inc [Member]
Lines of Credit, Promissory Notes, and Notes Payable [Line Items]
Amount issued				$ 30
Interest rate				5.00%
Note Payable 2 [Member] | Bay Walk-In Clinic Inc [Member]
Lines of Credit, Promissory Notes, and Notes Payable [Line Items]
Amount issued				$ 205
Interest rate				5.00%